Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-use Assets And Lease Liabilities
Schedule of non-cancellable lease contracts	As of December 31, 2025, the Company subsisted of the following non-cancellable lease contracts.
Description of lease	Lease term
Motor vehicles	7 to 8 years
Corporate office premises	3 years

Schedule of lease cost recognized of balance sheet
	As of December 31,
	2024	2025	2025
	S$	S$	US$

Right-of-use assets	136,970	716,507	557,203
Lease liabilities
Current	85,582	260,331	202,450
Non-current	13,294	427,418	332,388
	98,876	687,749	534,838

Schedule of lease cost recognized of consolidated statements of income
	For the years ended December 31,
	2024	2025	2025
	S$	S$	US$

Amortization charge of right-of-use assets	91,480	167,001	129,871
Interest of lease liabilities	11,208	2,919	2,270